Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Liquidity and Going Concern [Abstract]
Net loss	$ (14,278,256)	$ (4,700,613)	$ (1,372,549)
Working capital deficit	792,030
Net cash outflows	$ (11,676,441)	$ (2,191,507)	$ (1,843,194)
Ordinary Shares issued (in Shares)	7,757,030
Proceeds from issuance of common stock	$ 9,800,000